Related party transactions - Narrative (Details) - CAD ($)	12 Months Ended
	Apr. 02, 2023	Apr. 03, 2022	Mar. 28, 2021
Disclosure of transactions between related parties [line items]
Expenses incurred with related parties	$ 1,300,000	$ 1,700,000	$ 1,200,000
Amounts payable, related party transactions	400,000	300,000
Lease liabilities	334,800,000	250,700,000	254,800,000
Baffin Inc.
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	0	0
Lease liabilities	3,100,000	3,800,000
Leases as lessee, related party transactions	1,400,000	$ 1,400,000	$ 1,200,000
Sazaby League Ltd
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	200,000
Lease liabilities	2,700,000
Leases as lessee, related party transactions	5,900,000
Sales of inventory, related party transactions	11,900,000
Amounts receivable, related party transactions	0
Sazaby League Ltd | Japan Joint Venture
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	0
Purchases of inventory, related party transactions	11,900,000
Sazaby League Group | Japan Joint Venture
Disclosure of transactions between related parties [line items]
Sales of inventory, related party transactions	1,700,000
Amounts receivable, related party transactions	$ 100,000